BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2017
Significant Accounting Policies [Abstract]
Basis Of Presentation And Significant Accounting Policies
TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Notes to Consolidated Financial Statements
(Unaudited)

NOTE 1 – Basis of presentation:

The accompanying unaudited consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments necessary to fairly state the financial position and results of operations of Teva. These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company's audited financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2016, as filed with the Securities and Exchange Commission ("SEC"). Amounts at December 31, 2016 were derived from the audited balance sheet at that date, but not all disclosures required by generally accepted accounting principles in the United States ("U.S. GAAP") are included. The results of operations for the three months ended March 31, 2017 are not necessarily indicative of results that could be expected for the entire fiscal year.